FINANCIAL INSTRUMENTS - Financial Assets and Liabilities by Category (Details) - USD ($) $ in Millions	Apr. 15, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets		$ 758.4	$ 185.9
Financial liabilities		1,422.7	1,440.3
Equinox
Disclosure of financial assets [line items]
Sale of stock, number of shares available for sale (in shares)	12,000,000
Fair value of investments in associates for which there are quoted market prices	$ 91.1
Losses on disposals of investments	$ 6.5
Borrowings1 [Member]
Disclosure of financial assets [line items]
Financial liabilities		993.8	1,047.9
Accounts Payable And Accrued Liabilities1 [Member]
Disclosure of financial assets [line items]
Financial liabilities		240.4	219.5
Derivative Liabilities, Hedging Instruments [Member]
Disclosure of financial assets [line items]
Financial liabilities		9.0	1.8
Derivative Liabilities, Non-Hedge [Member]
Disclosure of financial assets [line items]
Financial liabilities		6.1
Other Financial Liabilities [Member]
Disclosure of financial assets [line items]
Financial liabilities		173.4	171.1
Carrying amount
Disclosure of financial assets [line items]
Financial liabilities		1,407.6	1,438.5
Carrying amount | Borrowings1 [Member]
Disclosure of financial assets [line items]
Financial liabilities		993.8	1,047.9
Carrying amount | Accounts Payable And Accrued Liabilities1 [Member]
Disclosure of financial assets [line items]
Financial liabilities		240.4	219.5
Carrying amount | Derivative Liabilities, Hedging Instruments [Member]
Disclosure of financial assets [line items]
Financial liabilities		0.0	0.0
Carrying amount | Derivative Liabilities, Non-Hedge [Member]
Disclosure of financial assets [line items]
Financial liabilities		0.0
Carrying amount | Other Financial Liabilities [Member]
Disclosure of financial assets [line items]
Financial liabilities		173.4	171.1
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial liabilities		6.1	0.0
Financial liabilities at fair value through profit or loss, category [member] | Borrowings1 [Member]
Disclosure of financial assets [line items]
Financial liabilities		0.0	0.0
Financial liabilities at fair value through profit or loss, category [member] | Accounts Payable And Accrued Liabilities1 [Member]
Disclosure of financial assets [line items]
Financial liabilities		0.0	0.0
Financial liabilities at fair value through profit or loss, category [member] | Derivative Liabilities, Hedging Instruments [Member]
Disclosure of financial assets [line items]
Financial liabilities		0.0	0.0
Financial liabilities at fair value through profit or loss, category [member] | Derivative Liabilities, Non-Hedge [Member]
Disclosure of financial assets [line items]
Financial liabilities		6.1
Financial liabilities at fair value through profit or loss, category [member] | Other Financial Liabilities [Member]
Disclosure of financial assets [line items]
Financial liabilities		0.0	0.0
Derivative Liabilities In Designated Hedge Accounting Relationships, Category [Member]
Disclosure of financial assets [line items]
Financial liabilities		9.0	1.8
Derivative Liabilities In Designated Hedge Accounting Relationships, Category [Member] | Borrowings1 [Member]
Disclosure of financial assets [line items]
Financial liabilities		0.0	0.0
Derivative Liabilities In Designated Hedge Accounting Relationships, Category [Member] | Accounts Payable And Accrued Liabilities1 [Member]
Disclosure of financial assets [line items]
Financial liabilities		0.0	0.0
Derivative Liabilities In Designated Hedge Accounting Relationships, Category [Member] | Derivative Liabilities, Hedging Instruments [Member]
Disclosure of financial assets [line items]
Financial liabilities		9.0	1.8
Derivative Liabilities In Designated Hedge Accounting Relationships, Category [Member] | Derivative Liabilities, Non-Hedge [Member]
Disclosure of financial assets [line items]
Financial liabilities		0.0
Derivative Liabilities In Designated Hedge Accounting Relationships, Category [Member] | Other Financial Liabilities [Member]
Disclosure of financial assets [line items]
Financial liabilities		0.0	0.0
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets		23.9	12.0
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets		68.7	8.4
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets		665.8	165.4
Derivative Assets In Designated Hedge Accounting Relationships, Category [Member]
Disclosure of financial assets [line items]
Financial assets		0.0	0.1
Cash And Cash Equivalents1 [Member]
Disclosure of financial assets [line items]
Financial assets		651.2	158.8
Cash And Cash Equivalents1 [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets		0.0	0.0
Cash And Cash Equivalents1 [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets		0.0	0.0
Cash And Cash Equivalents1 [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets			158.8
Cash And Cash Equivalents1 [Member] | Derivative Assets In Designated Hedge Accounting Relationships, Category [Member]
Disclosure of financial assets [line items]
Financial assets		0.0	0.0
Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets		4.2	3.4
Trade receivables [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets		4.2	3.4
Trade receivables [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets		0.0	0.0
Trade receivables [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets		0.0	0.0
Trade receivables [member] | Derivative Assets In Designated Hedge Accounting Relationships, Category [Member]
Disclosure of financial assets [line items]
Financial assets		0.0	0.0
Investment Securities [Member]
Disclosure of financial assets [line items]
Financial assets		68.7	8.4
Investment Securities [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets		0.0	0.0
Investment Securities [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets		68.7	8.4
Investment Securities [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets		0.0	0.0
Investment Securities [Member] | Derivative Assets In Designated Hedge Accounting Relationships, Category [Member]
Disclosure of financial assets [line items]
Financial assets		0.0	0.0
Warrants
Disclosure of financial assets [line items]
Financial assets		2.5	2.8
Warrants | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets		0.0	0.0
Warrants | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets		0.0	0.0
Warrants | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets		2.5	2.8
Warrants | Derivative Assets In Designated Hedge Accounting Relationships, Category [Member]
Disclosure of financial assets [line items]
Financial assets		0.0	0.0
Derivative Assets, Hedging Instruments [Member]
Disclosure of financial assets [line items]
Financial assets			0.1
Derivative Assets, Hedging Instruments [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets			0.0
Derivative Assets, Hedging Instruments [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets			0.0
Derivative Assets, Hedging Instruments [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets			0.0
Derivative Assets, Hedging Instruments [Member] | Derivative Assets In Designated Hedge Accounting Relationships, Category [Member]
Disclosure of financial assets [line items]
Financial assets			0.1
Derivative Assets, Non-Hedge [Member]
Disclosure of financial assets [line items]
Financial assets		0.4	3.8
Derivative Assets, Non-Hedge [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets		0.0	0.0
Derivative Assets, Non-Hedge [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets		0.0	0.0
Derivative Assets, Non-Hedge [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets		0.4	3.8
Derivative Assets, Non-Hedge [Member] | Derivative Assets In Designated Hedge Accounting Relationships, Category [Member]
Disclosure of financial assets [line items]
Financial assets		0.0	0.0
Other Financial Assets [Member]
Disclosure of financial assets [line items]
Financial assets		19.7	8.6
Other Financial Assets [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets		19.7	8.6
Other Financial Assets [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets		0.0	0.0
Other Financial Assets [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets		0.0	0.0
Other Financial Assets [Member] | Derivative Assets In Designated Hedge Accounting Relationships, Category [Member]
Disclosure of financial assets [line items]
Financial assets		0.0	$ 0.0
Convertible loan receivable
Disclosure of financial assets [line items]
Financial assets		11.7
Convertible loan receivable | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets		0.0
Convertible loan receivable | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets		0.0
Convertible loan receivable | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets		11.7
Convertible loan receivable | Derivative Assets In Designated Hedge Accounting Relationships, Category [Member]
Disclosure of financial assets [line items]
Financial assets		$ 0.0